Furniture and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Purchased furniture and equipment	$ 1,795	$ 403
Cost of disposed leasehold improvements	576
Accumulated amortization of disposed leasehold improvements	$ 496